Taxation (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income/(loss) before tax
Income from Chinese mainland operations	¥ 16,800		¥ 14,518	¥ 15,803
Income/(loss) from non-Chinese mainland operations	(2,933)		(17,098)	35,016
Total income/(loss) before tax	13,867	$ 2,012	(2,580)	50,819
Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(4,418)		(2,538)	(2,201)
Deferred tax benefits	732		651	719
Subtotal income tax expenses applicable to Chinese mainland operations	(3,686)		(1,887)	(1,482)
Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	(307)		0	0
Deferred tax expenses	(183)		0	0
Subtotal income tax expenses applicable to non-Chinese mainland operations	(490)		0	0
Total income tax expenses	¥ (4,176)	$ (605)	¥ (1,887)	¥ (1,482)